GS Mortgage-Backed Securities Trust 2021-PJ9 ABS-15G

Exhibit 99.2 Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI is XX% which matches audit
XXXXXX	Property Zip	Per Tape	Per Data	Summary: Incoming Value: XXXX Audit Value: XXXXX Per Note
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX Audit monthly debt figures are based on the most recent credit report in the loan file.
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX%. 1008 reflects $X,XXX.XX P&I vs actual $X,XXX.XX per Note.
XXXXXX	Property Address	Per Tape	Per Data	Summary: Incoming Value: XXXX Audit Value: XXXX Per Note
XXXXXX	Borrower Last Name	Per Tape	Per Data	Summary: Incoming Value: VXXXX Audit Value: XXXX per Note. Tape disclosed borrower first name in both first name and last name columns
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX Lender used estimated HOA Dues. Audit used actual figures based on documentation in the loan file.
XXXXXX	Original Rate	XXXXXX	XXXXXX	Summary: Incoming Value: XX Audit Value: XX Per Note
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX% which matches audit
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX Lender used estimated taxes and/or insurance figures. Audit used actual figures based on documentation in the loan file.
XXXXXX	CLTV	XXXXXX	XXXXXX	Summary: Incoming Value: XX Audit Value: XX 1008 LTV XX which matches audit
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX% which matches audit
XXXXXX	LTV	XXXXXX	XXXXXX	Summary: Incoming Value: XX Audit Value: XX 1008 LTV XX which matches audit
XXXXXX	Original Rate	XXXXXX	XXXXXX	Summary: Incoming Value: XX Audit Value: XX Per Note
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX 1008 DTI XX% Audit used a less conservative figure for Net Rental Income based on the documentation in the loan file.
XXXXXX	DTI	XXXXXX	XXXXXX	Summary: Incoming Value:XX Audit Value: XX Audit monthly debt figures are based on the most recent credit report in the loan file.